Operating leases and rental payments	12 Months Ended
Dec. 31, 2018
Operating leases and rental payments
Operating leases and rental payments

21. Operating leases and rental payments

The Company leases buildings and machinery and equipment under various lease agreements. Rental expense recorded for operating leases for the years ended December 31, 2018, 2017 and 2016 was €831,793, €823,446 and €756,393, respectively. For information regarding operating leases with related parties, see note 5 a).

Future minimum rental payments under non-cancelable operating leases for the five years succeeding December 31, 2018 and 2017 and thereafter are:

Future minimum rental payments
in € THOUS
	2018	2017

1 year	822.331	728.312
1-3 years	1.450.399	1.246.719
3-5 years	1.096.837	934.725
Over 5 years	2.158.071	1.595.270
Total	5.527.638	4.505.026